Accounts and notes payable and accruals and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accounts and notes payable and accruals and other current liabilities
Schedule of Accounts and notes payable

	As of December 31,
	2020	2021
	RMB	RMB
Commission payables to network partners and location partners	234,328	330,586
Entry fees payable to location partners	71,531	62,135
Payables for purchase and maintenance of property, equipment and software	99,230	154,430
Others	1,671	4,600
Total	406,760	551,751

Schedule of Accruals and other current liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Customer deposits	198,643	211,938
Accrued issuance costs	4,671	—
Others	15,896	26,572
Totals	219,210	238,510